Subsequent Events - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 09, 2023	Feb. 28, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 26, 2023	Feb. 24, 2023	Jan. 31, 2023	Jan. 30, 2023	Mar. 15, 2022	May 31, 2021
Subsequent Event [Line Items]
Proceeds from related party debt			$ 2,025,000	$ 1,400,000	$ 2,100,000	$ 920,000
Cash		$ 476,904	$ 15,406		19,750	$ 48,491
Amount deposited into trust account					$ 80,900,000
Working Capital Loan [Member]
Subsequent Event [Line Items]
Additional borrowings under working capital loans											$ 5,000,000	$ 2,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Additional borrowings under working capital loans									$ 900,000
Cash							$ 476,904
Amount deposited into trust account								$ 476,904		$ 476,904
Subsequent Event [Member] | Common Class F [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited	5,000,000
Subsequent Event [Member] | Working Capital Loan [Member]
Subsequent Event [Line Items]
Additional borrowings under working capital loans							550,000
Line of Credit Facility, Remaining Borrowing Capacity							2,405,000
Line of Credit Facility, Maximum Borrowing Capacity							$ 5,595,000
Subsequent Event [Member] | Additional Working Capital Loans [Member]
Subsequent Event [Line Items]
Proceeds from related party debt		$ 500,000